Significant accounting policies (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and amended standards and interpretations	5. New and amended standards and interpretations The accounting policies adopted are consistent with those of the previous financial year, with the exception of the adoption of IFRS 16 Leases, IFRIC Interpretation 23 Uncertainty over Income Tax Treatment, the amendments to IAS 12 Income Taxes, the amendments to IAS 19 Employee Benefits, and the amendments to IFRS 9, IAS 39 and IFRS 7 which were applied from 1 January 2019.
Property, plant and equipment	£ 4,215	£ 2,535
Other liabilities	£ 8,505	7,716
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	4.57%
Profit/(loss) after tax	£ 3,354	2,583	[1]	£ (720)	[1]
Lease liabilities	1,563	1,696
Right of use assets		1,644
Rental prepayments	0	22
Provisions	£ 2,764	2,588
Description of cross-reference to disclosures about credit risk presented outside financial statements	7. Other disclosures To improve transparency and ease of reference, by concentrating related information in one place, certain disclosures required under IFRS have been included within the Risk review section as follows: Credit risk on pages 109 to 110 and 116 to 146 Market risk on pages 110 to 111 and 147 to 149 Treasury and capital risk – liquidity on pages 111 and 152 to 161 Treasury and capital risk – capital on pages 111 and 162 to 171. These disclosures are covered by the Audit opinion (included on pages 208 to 211) where referenced as audited.
Onerous contracts provision [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Provisions	£ 42	75
Right of use assets [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment	£ 1,494	0
IFRS 16 - Leases [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and amended standards and interpretations	IFRS 16 – Leases IFRS 16 Leases, which replaced IAS 17 Leases, does not result in a significant change to lessor accounting; however, for lessee accounting there is no longer a distinction between operating and finance leases. Instead, the lessee is required to recognise both a right of use (ROU) asset and lease liability on-balance sheet. There is a recognition exemption permitted for leases with a term of 12 months or less. The Group applied IFRS 16 on a modified retrospective basis and took advantage of the option not to restate comparative periods. The Group applied the following transition options available under the modified retrospective approach: To calculate the right of use asset equal to the lease liability, adjusted for prepaid or accrued payments. To rely on the previous assessment of whether leases are onerous in accordance with IAS 37 immediately before the date of initial application as an alternative to performing an impairment review. The Group adjusted the carrying amount of the ROU asset at the date of initial application by the previous carrying amount of its onerous lease provision. To apply the recognition exception for leases with a term not exceeding 12 months. To use hindsight in determining the lease term if the contract contains options to extend or terminate the lease. Upon adoption of IFRS 16, the Group applied the transition option which permitted the ROU asset to equal the lease liability, adjusted for prepaid or accrued prepayments. This approach resulted in a lease liability of £1,696m and an ROU asset of £1,644m being recognised as at 1 January 2019. The difference in the lease liability and the ROU asset was a result of the following adjustments: an increase in the ROU asset as a result of rental prepayments of £55m, and a decrease in the ROU asset as a result of onerous lease provisions previously recognised of £64m and £3m of finance sublease arrangements. The ROU asset was recorded in property, plant and equipment and the lease liability within other liabilities. When measuring lease liabilities, the Group discounted lease payments using the incremental borrowing rate at 1 January 2019. The weighted average applied was 4.57%. The following shows a reconciliation between the operating lease commitments as at 31 December 2018 and the lease liability recorded as at 1 January 2019.
IFRS 16 - Leases [member] | Right of use assets [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Rental prepayments		55
Sublease arrangements		3
IFRS 16 - Leases [member] | Right of use assets [member] | Increase (decrease) due to changes in accounting policy [member] | Onerous contracts provision [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Rental prepayments		64
IFRIC Interpretation 23 Uncertainty over Income Tax Treatment [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and amended standards and interpretations	IFRIC Interpretation 23 – Uncertainty over Income Tax Treatment IFRIC 23 clarifies the application of IAS 12 to accounting for income tax treatments that have yet to be accepted by tax authorities, in scenarios where it may be unclear how tax law applies to a particular transaction or circumstance, or whether a taxation authority will accept an entity’s tax treatment. There was no significant effect from the adoption of IFRIC 23 in relation to accounting for uncertain tax positions.
IAS 12 - Income Taxes - Amendments to IAS 12 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and amended standards and interpretations	IAS 12 – Income Taxes – Amendments to IAS 12 The IASB amended IAS 12 in order to clarify the accounting treatment of the income tax consequences of dividends. As a result of the amendment, the tax consequences of all payments on financial instruments that are classified as equity for accounting purposes, where those payments are considered to be a distribution of profit, will be included in, and will reduce, the income statement tax charge. The amendments of IAS 12 were applied to the income tax consequences of dividends recognised on or after the beginning of the earliest comparative period. This resulted in reducing the tax charge and increasing profit after tax for 2019 by £222m, 2018 by £211m and 2017 by £174m. This change does not impact retained earnings or earnings per share.
Profit/(loss) after tax	£ 222	£ 211		£ 174
IAS 19 Employee Benefits - Amendments to IAS 19 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and amended standards and interpretations	IAS 19 – Employee Benefits – Amendments to IAS 19 The IASB issued amendments to the guidance in IAS 19, Employee Benefits, in connection with accounting for plan amendments, curtailments and settlements. There was no significant effect from the adoption of the amendments to IAS 19.
Amendments to IFRS 9, IAS 39 and IFRS 7 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and amended standards and interpretations	IFRS 9, IAS 39 and IFRS 7 – Amendments relating to Interest Rate Benchmark Reform IFRS 9, IAS 39 and IFRS 7 were amended in September 2019. The amendments are effective for periods beginning on or after 1 January 2020 with earlier application permitted. The Group elected to early adopt the amendments with effect from 1 January 2019. The amendments have been endorsed by the EU. IFRS 9 allows companies when they first apply IFRS 9, to choose as an accounting policy to continue to apply the hedge accounting requirements of IAS 39. The Group made the election to continue to apply the IAS 39 hedge accounting requirements, and consequently, the amendments to IAS 39 have been adopted by the Group. The objective of the amendments are to provide temporary exceptions from applying specific hedge accounting requirements during the period of uncertainty resulting from interest rate benchmark reform. Each of the exceptions adopted by the Group are described below. Highly probable requirement When determining whether a forecast transaction or cash flow is highly probable, the Group assumes that the interest rate benchmark on which the hedged cash flows are based is not altered as a result of the reform. This amendment has also been applied when cash flows are still expected to occur in respect of amounts remaining in the cash flow hedge reserve. Prospective assessments When performing prospective assessments, the Group assumes that the interest rate benchmark on which the hedged risk and/or hedging instrument are based is not altered as a result of the interest rate benchmark reform. Retrospective assessments The Group will not discontinue hedge accounting during the period of IBOR-related uncertainty solely because the retrospective effectiveness falls outside the required 80-125% range. Hedge of a non-contractually specified benchmark portion of an interest rate The Group only considers at inception of such a hedging relationship whether the separately identifiable requirement is met. The amendments to IFRS 7 require certain disclosures to be made in the first period that the amendments to IFRS 9 or IAS 39 are adopted. Refer to Note ##Der_Fin_Instr where these disclosures have been included. Future accounting developments The following accounting standards have been issued by the IASB but are not yet effective:
IFRS 17 - Insurance contracts [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Description of nature of impending change in accounting policy	IFRS 17 – Insurance contracts In May 2017, the IASB issued IFRS 17 Insurance Contracts, a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts that was issued in 2005. IFRS 17 applies to all types of insurance contracts (i.e. life, non-life, direct insurance and re-insurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. A few scope exceptions will apply. In June 2019, the IASB published an exposure draft with proposed amendments to IFRS 17. The proposed amendments that are expected to be relevant to the Group are changes to the scoping of IFRS 17, changes in the effective date of IFRS 17 and changes to IFRS 9 which were consequential amendments as a result of IFRS 17. The standard is currently effective from 1 January 2021, although the amendments would change the effective date to 1 January 2022, and the standard has not yet been endorsed by the EU. The Group is currently assessing the expected impact of adopting this standard.

[1]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1